CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	¥ (212,582)	$ (29,942)	¥ (289,001)	¥ 136,952
Other comprehensive (loss)/ income, net of tax
Foreign currency translation adjustment	(23,713)	(3,340)	34,379	(17,938)
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, RMB 7,096 and RMB 2,255 for the years ended December 31, 2021, 2022 and 2023, respectively)	14,235	2,005	42,146	2,585
Comprehensive income/(loss)	(222,060)	(31,277)	(212,476)	121,599
Less: Net loss attributable to noncontrolling interest	(465)	(65)	(693)	(851)
Comprehensive income/(loss) attributable to Zepp Health Corporation	¥ (221,595)	$ (31,212)	¥ (211,783)	¥ 122,450